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[logo] Legg Mason Wood Walker, Incorporated
100 Light Street, P.O. Box 1476, Baltimore, MD  21203-1476
410 - 539 - 0000



                                          May 5, 2005


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, DC  20549

Attention:  File Room

                 Re:    Legg Mason Global Trust, Inc.
                        1933 Act File No. 33-56672
                        1940 Act File No. 811-7418

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the Prospectuses with respect to the above-referenced fund do not differ from that filed in Post-Effective Amendment No. 28 that was filed electronically on April 29, 2005.

                                 Very truly yours,

                                 /s/ Richard M. Wachterman

                                 Richard M. Wachterman
                                 Associate General Counsel

RMW:gjk